Expense Example, No Redemption {- Fidelity Convertible Securities Fund} - 11.30 Fidelity Convertible Securities Fund - AMCIZ PRO-12 - Fidelity Convertible Securities Fund	Jan. 29, 2021 USD ($)
Fidelity Advisor Convertible Securities Fund: Class A
Expense Example, No Redemption:
1 Year	$ 664
3 Years	854
5 Years	1,060
10 Years	1,652
Fidelity Advisor Convertible Securities Fund: Class M
Expense Example, No Redemption:
1 Year	467
3 Years	715
5 Years	981
10 Years	1,743
Fidelity Advisor Convertible Securities Fund: Class C
Expense Example, No Redemption:
1 Year	172
3 Years	533
5 Years	918
10 Years	1,998
Fidelity Advisor Convertible Securities Fund: Class I
Expense Example, No Redemption:
1 Year	66
3 Years	208
5 Years	362
10 Years	810
Fidelity Advisor Convertible Securities Fund: Class Z
Expense Example, No Redemption:
1 Year	54
3 Years	170
5 Years	296
10 Years	$ 665